Income Taxes - Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net loss before income tax	$ (47,212)	$ (106,095)	$ (164,307)
Income tax Rate	21.00%	21.00%	21.00%
Expected income tax benefit	$ (9,915)	$ (22,280)	$ (34,504)
Permanent differences:
Foreign non-creditable withholding tax	11,540	7,652	1,471
Non-deductible expenses	10,440	20,743	19,744
Currency translation adjustment	2,595	1,534	(1,254)
Tax credits recovery	0	0	12
Others	(256)	97	(40)
Unrecognized tax benefits and related interest	1,029	6,930	1,747
Foreign Rate Differential	(9,091)	(3,133)	(3,060)
Tax Inflation Adjustment	(12,716)	(6,906)	(5,137)
Tax Holiday	5,990	334	2,109
True up	2,283	(2,238)	849
Change in rate	0	(4,597)	(8)
Change in valuation allowance	19,410	1,634	(3,367)
Income tax expenses / (benefit)	$ 21,309	$ (230)	$ (21,438)